Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000077188 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	45.80%
C000077188 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000077188 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000077188 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077188 | Israel
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077188 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000077188 | Peru
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000077188 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000077188 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000077188 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000077188 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122921 | PIMCO Emerging Markets Local Currency and Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C000122921 | PIMCO Emerging Markets Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000122921 | PIMCO Emerging Markets Corporate Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000122921 | Uniform Mortgage-Backed Security, TBA5.500
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122921 | Uniform Mortgage-Backed Security, TBA5.000
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122921 | Uniform Mortgage-Backed Security, TBA4.500
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122921 | Uniform Mortgage-Backed Security, TBA4.000
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122921 | Poinsettia Finance Ltd.6.625
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000122921 | CIFI Holdings Group Co. Ltd.4.375
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000122921 | Kaisa Group Holdings Ltd.9.375
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000122921 | Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000122921 | United States
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122921 | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%